CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Non-cash Working Capital
GST receivable	$ 273	$ 1,206	$ 2,489
Accounts payable and accrued liabilities	15,622	(11,261)	435,409
Due to related parties	109,235	47,565	(288,361)
Changes in non-cash working capital	125,130	37,510	149,537
Supplemental information
Interest expense included in convertible debt	45,000	45,000	33,976
Interest expense included in due to related parties	5,452	4,312	3,301
Shares issued for mineral property interests	$ 7,500	$ 0	$ 0